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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended March 31, 2006
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Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Marshfield Associates
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Address: 21 Dupont Circle, NW
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         Suite 500
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         Washington, DC 20036
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Form 13F File Number:  28-03998
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Julie Stapel
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Title: General Counsel
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Phone: 202-828-6200
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Signature, Place, and Date of Signing:

/s/ Julie Stapel           Washington, DC                May 12, 2006
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[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                             Marshfield Associates
                                    FORM 13F
                                   31-Mar-06


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
                                                                                                                Voting Authority
                                                                                                              ---------------------
                                                              Value    Shares/   Sh/  Put/   Invstmt  Other
Name of Issuer                  Title of class     CUSIP     (x$1000)  Prn Amt   Prn  Call   Dscretn Managers   Sole    Shared None
------------------------------  ---------------  ---------  --------- --------   ---  ----   ------- -------- --------  ------ ----
Altria Group Inc                   COM           02209S103     4145     58500    SH          Sole                58500
American Express Company           COM           025816109     6884    131000    SH          Sole               131000
Ameriprise Financial Inc.          COM           03076C106     1181     26200    SH          Sole                26200
Apollo Group Inc Cl A              COM           037604105    46658    888554    SH          Sole               888554
Berkshire Hathaway Class A         COM           084670108    24756       274    SH          Sole                  274
Berkshire Hathaway Class B         COM           084670207    36667     12173    SH          Sole                12173
Citigroup                          COM           1.73E+08     90753   1921521    SH          Sole              1921521
Coca-Cola Company                  COM           1.91E+08      2235     53370    SH          Sole                53370
Fairfax Financial Hldgs LTD        COM           3.04E+08      5355     49946    SH          Sole                49946
Fannie Mae                         COM           3.14E+08      2043     39752    SH          Sole                39752
First Data Corp                    COM           3.2E+08        347      7416    SH          Sole                 7416
Freddie Mac                        COM           3.13E+08     10534    172690    SH          Sole               172690
Gannett Inc.                       COM           3.65E+08      4661     77779    SH          Sole                77779
General Electric Company           COM           3.7E+08        667     19169    SH          Sole                19169
HCA Inc.                           COM           4.04E+08       311      6800    SH          Sole                 6800
Heineken Holdings NV               COM           N39338178      529     15345    SH          Sole                15345
HomeFed Corp                       COM           43739D307     1866     29159    SH          Sole                29159
Johnson & Johnson                  COM           4.78E+08      9497    160371    SH          Sole               160371
Leucadia National Corporation      COM           5.27E+08     46275    775644    SH          Sole               775644
Lindt & Sprungli AG Part Cert      COM                          269       145    SH          Sole                  145
Marsh & McLennan                   COM           5.72E+08     50969   1735992    SH          Sole              1735992
Martin Marietta Materials          COM           5.73E+08     79985    747310    SH          Sole               747310
Merrill Lynch & Co., Inc.          COM           5.9E+08       3429     43540    SH          Sole                43540
Microsoft Corporation              COM           5.95E+08       447     16424    SH          Sole                16424
Mohawk Industries                  COM           6.08E+08     44705    553833    SH          Sole               553833
Montpelier Re Holdings Ltd         COM           G62185106    32721   2007445    SH          Sole              2007445
Nestle ADR (Regular Shares)        COM           6.41E+08       964     13315    SH          Sole                13315
Nestle SA Cham et Vevey (Regis     COM           H57312466      222       750    SH          Sole                  750
Nike Inc Cl B                      COM           6.54E+08       276      3240    SH          Sole                 3240
Odyssey Re Holdings                COM           67612W108    90406   4166162    SH          Sole              4166162
Old Republic Int'l Corp            COM                         1063     48721    SH          Sole                48721
PepsiCo, Inc.                      COM           7.13E+08       202      3500    SH          Sole                 3500
Pfizer Inc.                        COM           7.17E+08      7065    283493    SH          Sole               283493
Pitney Bowes Inc                   COM           7.24E+08      1163     27100    SH          Sole                27100
Sealed AirCorp                     COM           81211K100    20475    353812    SH          Sole               353812
State Street Corp                  COM           8.57E+08       665     11000    SH          Sole                11000
Student Loan Corp                  COM           8.64E+08       548      2350    SH          Sole                 2350
Tyco International, Inc.           COM           9.02E+08      3761    139900    SH          Sole               139900
Vulcan Materials Co                COM           9.29E+08       237      2735    SH          Sole                 2735
Wal-Mart Stores, Inc.              COM           9.31E+08     83796   1773846    SH          Sole              1773846
Washington Post Co Cl B            COM           9.4E+08       3295      4242    SH          Sole                 4242
Wells Fargo & Company              COM           9.5E+08      57537    900853    SH          Sole               900853
White Mountains Insurance Group    COM           G9618E107   131259    220789    SH          Sole               220789
YUM! Brands Inc                    COM           9.88E+08    101687   2081198    SH          Sole              2081198
REPORT SUMMARY                     44 DATA RECORDS          1012510         0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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